Income tax expense	6 Months Ended
Dec. 31, 2020
Income tax expense
Income tax expense

10         Income tax expense

	Three months ended		Six months ended
	31 December		31 December
	2020	2019	2020	2019
	£’000	£’000	£’000	£’000
Current tax
Current tax on profit for the period	(5,485)	(6,073)	(8,021)	(6,673)
Foreign tax	335	(205)	(1,001)	(655)
Adjustment in respect of previous years	(562)	(32)	(562)	(32)
Total current tax expense	(5,712)	(6,310)	(9,584)	(7,360)
Deferred tax
Origination and reversal of temporary differences	9,262	(6,432)	13,249	(6,783)
Re-measurement of US deferred tax asset	(7,893)	(3,996)	(11,203)	(3,996)
Total deferred tax credit/(expense)	1,369	(10,428)	2,046	(10,779)
Total income tax expense	(4,343)	(16,738)	(7,538)	(18,139)

Tax is recognized based on management’s estimate of the weighted average annual tax rate expected for the full financial year. Based on current forecasts, the estimated weighted average annual tax rate used for the year to 30 June 2021 is 6.58% (30 June 2020: 32.58%). The tax expense includes one off items of £4.8m (31 December 2019: £0.4m) which are not reflected in the estimated weighted average annual tax rate. These mainly relate to the re-measurement of the US deferred tax asset, irrecoverable foreign tax credits created in the year, foreign exchange rate movements on USD denominated tax basis and foreign exchange gains arising on USD debt which are not subject to US tax.

In addition to the amounts recognized in the statement of profit or loss, the following amounts relating to tax have been recognized in other comprehensive income:

	Three months ended		Six months ended
	31 December		31 December
	2020	2019	2020	2019
	£’000	£’000	£’000	£’000
Current tax	35	(529)	(2,074)	(932)
Deferred tax (note 17)	(202)	1,476	1,864	325
Total income tax (expense)/credit recognized in other comprehensive income	(167)	947	(210)	(607)